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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-09000   _________

Oak Value Trust

(Exact name of registrant as specified in charter)

                                         1450 Raleigh Road, Suite 220                                Chapel Hill, North Carolina                                     27707

                                                                                    (Address of principal executive offices)                                                (Zip code)

Larry D. Coats, Jr.

                                  Oak Value Capital Management, Inc.                                   1450 Raleigh Road                             Chapel Hill, NC  27707

(Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900

Date of fiscal year end:         June 30, 2010

Date of reporting period:       September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)
Shares	COMMON STOCKS — 93.9%	Value

	Consumer Discretionary — 11.1%
37,800	Apollo Group, Inc. - Class A (a)	$2,784,726
114,450	Coach, Inc.	3,767,694
13,925	ITT Educational Services, Inc. (a)	1,537,459
		8,089,879
	Consumer Staples — 16.1%
133,550	Avon Products, Inc.	4,535,358
54,373	Cadbury PLC - ADR	2,784,441
19,375	Colgate-Palmolive Co.	1,477,925
47,475	Diageo PLC - ADR	2,919,238
		11,716,962
	Energy — 2.5%
63,875	Chesapeake Energy Corp.	1,814,050

	Financials — 18.5%
53,450	AFLAC, Inc.	2,284,453
95,500	American Express Co.	3,237,450
66,250	AON Corp.	2,695,713
52	Berkshire Hathaway, Inc. - Class A (a)	5,252,000
		13,469,616
	Health Care — 9.1%
30,750	Becton, Dickinson and Co.	2,144,813
59,000	Medtronic, Inc.	2,171,200
43,900	Zimmer Holdings, Inc. (a)	2,346,455
		6,662,468
	Industrials — 11.8%
37,875	3M Co.	2,795,175
122,600	Republic Services, Inc.	3,257,482
41,750	United Technologies Corp.	2,543,828
		8,596,485
	Information Technology — 15.6%
30,675	Automatic Data Processing, Inc.	1,205,528
102,775	Cisco Systems, Inc. (a)	2,419,324
12,175	MasterCard, Inc. - Class A	2,461,176
83,550	Microsoft Corp.	2,163,109
151,175	Oracle Corp.	3,150,487
		11,399,624

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 93.9% (Continued)	Value

	Materials — 9.2%
25,275	Monsanto Co.	$1,956,285
43,450	Praxair, Inc.	3,549,430
26,975	Syngenta AG - ADR	1,239,501
		6,745,216

	Total Common Stocks (Cost $59,178,056)	$68,494,300

Shares	CASH EQUIVALENTS — 4.8%	Value

3,508,332	First American Government Obligations Fund - Class Y, 0.00% (b)
	(Cost $3,508,332)	$3,508,332

	Total Investments at Value — 98.7% (Cost $62,686,388)	$72,002,632

	Other Assets in Excess of Liabilities — 1.3%	956,412

	Net Assets — 100.0%	$72,959,044

(a) Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

OAK VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

1.  Securities Valuation

Securities of Oak Value Fund (the “Fund”) are valued as of the close of business of the regular session of the principal exchange where the security is traded.  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

The Financial Accounting Standards Board’s (“FASB”) Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset of Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4” or the “Position”).  FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity have significantly decreased in relation to normal market activity for the asset or liability.  The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods.  FSP 157-4 is effective for all fiscal periods and interim periods ending after June 15, 2009.

As of September 30, 2009, all of the securities held by the Fund were valued using Level 1 inputs.  See the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and sector type as required by FSP 157-4.

2.  Security Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

OAK VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.  Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2009:

Cost of portfolio investments	$ 62,740,509
Gross unrealized appreciation	$ 13,694,614
Gross unrealized depreciation	(4,432,491)
Net unrealized appreciation	$ 9,262,123

The difference between the federal income tax cost of portfolio of investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Oak Value Trust

By (Signature and Title)*	/s/ Larry D. Coats, Jr.
Larry D. Coats, Jr., President

Date          October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Larry D. Coats, Jr.
Larry D. Coats, Jr., President

Date          October 16, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date         October 16, 2009

* Print the name and title of each signing officer under his or her signature.